[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER EMERGING MARKETS VCT PORTFOLIO--CLASS II SHARES


ANNUAL REPORT

DECEMBER 31, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Emerging Markets VCT Portfolio

  Portfolio and Performance Update                                    2

  Portfolio Management Discussion                                     3

  Schedule of Investments                                             4

  Financial Statements                                                9

  Notes to Financial Statements                                      13

  Report of Independent Auditors                                     17

  Trustees, Officers, and Service Providers                          18

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 12/31/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

International Common Stocks                       62.2%
Depositary Receipts for International Stocks      30.4%
Temporary Cash Investment                          4.3%
International Preferred Stocks                     3.1%

[CHART]

GEOGRAPHICAL DISTRIBUTION
(As a percentage of equity holdings)

South Korea                       18.6%
South Africa                      11.5%
Brazil                            10.3%
India                              9.9%
Taiwan                             9.0%
Mexico                             7.0%
Hong Kong                          4.1%
Russia                             3.7%
Malaysia                           3.3%
Thailand                           3.3%
Indonesia                          2.9%
Turkey                             2.9%
People's Rep of China              2.7%
Singapore                          2.3%
Chile                              2.0%
Hungary                            1.4%
Poland                             1.1%
Peru                               1.0%
Other                              3.0%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. Samsung Electronics Co.                      3.63%
  2. Telefonos de Mexico SA                       3.44
  3. Anglo American Plc                           3.43
  4. Petroleo Brasileiro SA                       1.78
  5. Lukoil Holdings (A.D.R.)                     1.55

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                  12/31/02   12/31/01
Net Asset Value per Share                         $ 10.98    $ 11.19

DISTRIBUTIONS PER SHARE                               SHORT-TERM      LONG-TERM
(1/1/02 - 12/31/02)                     DIVIDENDS     CAPITAL GAIN    CAPITAL GAIN
                                        $  0.055       $    -          $     -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER EMERGING MARKETS VCT PORTFOLIO at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

             PIONEER EMERGING MARKETS VCT PORTFOLIO*   MSCI EMERGING MARKETS FREE
 5/31/2000                       10000                          10000
12/31/2000                        7575                           7808
12/31/2001                        7017                           7623
12/31/2002                        6917                           7165

Index comparison begins 4/30/00. The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 679 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL
TOTAL RETURNS
(As of December 31, 2002)

NET ASSET VALUE*

Life-of-Class                  -16.18%
(5/1/00)
1 Year                          -1.42%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal value fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 12/31/02

For the 12 months ended December 31, 2002, Pioneer Emerging Markets VCT Portfolio's Class II shares delivered a total return at net asset value of -1.42%. Over the same time period, the MSCI Emerging Markets Free Index had a total return of -6.00%.

In the following discussion, Mark Madden, portfolio manager of Pioneer Emerging Markets VCT Portfolio, addresses the factors impacting the Portfolio's performance and the outlook for the emerging markets.

Q: WHAT FACTORS INFLUENCED THE PERFORMANCE OF EMERGING MARKETS DURING THE 12
   MONTHS THAT ENDED DECEMBER 31, 2002?

A: Emerging markets performance in the first half of the last fiscal year was very encouraging as many emerging economies, particularly in Asia, showed strong resilience in spite of a weak global economy. Emerging markets stocks advanced as global investors recognized the higher earnings growth and more attractive valuations in emerging markets in comparison to developed markets. However, in May 2002, global equity markets began a steep downturn due to a sluggish global economy and weak corporate earnings. Emerging markets were not immune to this negative sentiment and experienced a correction in line with other global markets. Market conditions have begun to improve in the last two months as investors anticipated an improvement in the global economy.

   Despite the challenging conditions, the total return for Pioneer Emerging Markets VCT Portfolio's Class II shares was markedly better than that of its benchmark, the MSCI Emerging Markets Free Index, over the last 12 months.

Q: WHAT IS YOUR INVESTMENT STRATEGY?

A: Our investment process is driven by rigorous research that focuses on companies with strong long-term growth prospects and proven management ability that sell at a discount to our estimation of fair value. We look for companies that are well positioned in industries with favorable long-term trends and growth potential. We manage risk through diversification among various countries, sectors and companies while emphasizing stocks that are attractively valued.

Q. WHERE ARE YOU FINDING ATTRACTIVE OPPORTUNITIES IN EMERGING MARKETS?

A: We are particularly optimistic about the prospects for India, Brazil and Turkey. In India, we find many attractively valued stocks across a range of sectors, and we are optimistic about the economic growth prospects if the Indian government can continue to pursue economic reform measures. We added Brazilian stocks that had been punished by investors who were excessively fearful of a leftwing victory in November's presidential elections. The new government has reiterated its intention to limit fiscal deficits and service sovereign debt, and we considered the valuations to be attractive. A new government in Turkey, meanwhile, has committed itself to more positive economic policy such as fighting inflation, meeting debt obligations and entering negotiations to join the European Union.

   As for sectors, we prefer consumer-oriented companies, where many have strong growth prospects and attractive valuations including motor vehicle manufacturers, food and beverage companies, media companies and retailers. Consumer spending is accelerating in many emerging economies due to strong economic growth, rising incomes and greater availability of credit.

Q: WHAT IS YOUR OUTLOOK?

A: Despite the recent volatility, we are optimistic about the prospects for emerging markets. Many emerging economies have thus far demonstrated resilience in spite of a weak global economy. Many companies are gaining global market share by delivering quality products and services at very competitive prices. Due to these trends, we expect earnings and cash flow growth to be strong. The primary risk relates to the health of the global economy, which has a direct impact on export growth and domestic confidence. Still, we believe there is significant value in emerging market stocks relative to their own history and relative to their developed market peers.

[SIDE NOTE]

Investing in emerging markets carries its own set of risks including, but not limited to, currency fluctuations and social and economic instability. However, we feel confident that the long-term prospects invite serious consideration.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 12/31/02

SHARES                                                                     VALUE
            PREFERRED STOCKS - 3.1%
            CAPITAL GOODS - 0.2%
            AEROSPACE & DEFENSE - 0.2%
     1,900  Embraer Aircraft Corp. (A.D.R.)                         $     30,210
                                                                    ------------
            TOTAL CAPITAL GOODS                                     $     30,210
                                                                    ------------
            BANKS - 1.0%
 3,085,200  Banco Itau S.A.                                         $    149,467
                                                                    ------------
            TOTAL BANKS                                             $    149,467
                                                                    ------------
            TECHNOLOGY HARDWARE & DEVELOPMENT - 0.3%
            TELECOMMUNICATIONS EQUIPMENT - 0.3%
     2,500  Telebras (A.D.R)*                                       $     46,625
                                                                    ------------
            TOTAL TECHNOLOGY
            HARDWARE & DEVELOPMENT                                  $     46,625
                                                                    ------------
            TELECOMMUNICATION SERVICES - 0.9%
            INTEGRATED TELECOMMUNICATION SERVICES - 0.7%
    13,701  Tele Norte Leste Participacoes (A.D.R.)*                $    100,702
                                                                    ------------
            WIRELESS TELECOMMUNICATION SERVICES - 0.2%
     2,300  Telemig Celular Participacoes (A.D.R.)                  $     38,870
                                                                    ------------
            TOTAL TELECOMMUNICATION SERVICES                        $    139,572
                                                                    ------------
            UTILITIES - 0.7%
            ELECTRIC UTILITIES - 0.7%
 3,162,436  Cemig-Cia Energetica*                                   $     23,629
    24,500  Centrais Electricas Brasileiras SA (A.D.R.)                   81,156
                                                                    ------------
                                                                    $    104,785
                                                                    ------------
            TOTAL UTILITIES                                         $    104,785
                                                                    ------------
            TOTAL PREFERRED STOCKS
            (Cost $479,940)                                         $    470,659
                                                                    ------------

            COMMON STOCKS - 92.6%

            ENERGY - 9.6%
            INTEGRATED OIL & GAS - 4.7%
    28,400  CNOOC Ltd.                                              $     36,963
     3,680  Lukoil Holding (A.D.R.)                                      223,560
    19,200  Petrobras Brasileiro (A.D.R.)                                257,280
     7,000  Surgutneftegaz (A.D.R.)*                                     109,550
18,348,550  Tupras-Turkiye Petrol Rafinerileri A.S.                       85,828
                                                                    ------------
                                                                    $    713,181
                                                                    ------------
            OIL & GAS EXPLORATION & PRODUCTION - 1.2%
   169,000  China Petroleum & Chemical                              $     28,389
     3,200  Mol Magyar Olaj                                               74,612
    73,100  PTT Public Co., Ltd.                                          71,575
                                                                    ------------
                                                                    $    174,576
                                                                    ------------
            OIL & GAS REFINING, MARKETING &
            TRANSPORTATION - 3.7%
    18,700  Bharat Petroleum Corp., Ltd.                            $     84,530
    16,100  Hindustan Petroleum                                           96,684
     5,700  Polski Koncern Nafto (G.D.R.)                                 52,440
     6,000  SK Corp.                                                      66,270
    10,200  S-Oil Corp.*                                                 139,750
     6,506  TelecomAsia Corp. Public Co., Ltd.*                          125,045
                                                                    ------------
                                                                    $    564,719
                                                                    ------------
            TOTAL ENERGY                                            $  1,452,476
                                                                    ------------
            MATERIALS - 17.2%
            ALUMINUM - 0.6%
   318,000  Aluminum Corp. of China Ltd.*                           $     46,078
     3,400  Hindalco Industries Ltd.*                                     41,576
                                                                    ------------
                                                                    $     87,654
                                                                    ------------
            COMMODITY CHEMICALS - 1.9%
     3,269  Daelim Industrial Co.                                   $     39,276
    43,036  Formosa Chem & Fibre*                                         43,036
     9,400  Reliance Industries Ltd. (144A)*                             116,325
13,417,000  Ultrapar Participacoes SA                                     94,374
                                                                    ------------
                                                                    $    293,011
                                                                    ------------
            CONSTRUCTION MATERIALS - 0.7%
     2,100  Asia Cement Co., Ltd.*                                  $     40,723
   172,000  Legend Holdings Ltd.                                          57,344
     2,232  Suez Cement Co. (G.D.R.) (144A)                               12,946
                                                                    ------------
                                                                    $    111,013
                                                                    ------------
            DIVERSIFIED CHEMICALS - 0.6%
     1,500  LG Chemicals Ltd.*                                      $     51,347
    74,360  Sinopac Holdings Co.*                                         31,225
                                                                    ------------
                                                                    $     82,572
                                                                    ------------
            DIVERSIFIED METALS & MINING - 2.2%
     3,400  Anglo American Platinum Corp., Ltd.*                    $    125,583
     3,600  Companhia Vale do Rio Doce (A.D.R.)*                          99,000
    17,400  KGHM Polska Miedz SA*                                         61,348
   115,000  Yanzhou Coal Mining (Class H)                                 45,714
                                                                    ------------
                                                                    $    331,645
                                                                    ------------
            PRECIOUS METALS & MINERALS - 7.3%
    33,064  Anglo American Plc                                      $    494,216
     2,750  Anglogold Ltd.                                                94,018
     3,900  Anglogold Ltd. (A.D.R.)                                      133,614
     5,400  Compania de Minas Buenaventura SA                            142,506
     9,000  Gold Fields Ltd.                                             126,226
     7,700  Gold Fields Ltd. (A.D.R.)                                    107,492
                                                                    ------------
                                                                    $  1,098,072
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
            SPECIALTY CHEMICALS - 0.9%
    44,814  Formosa Plastic Corp.                                   $     58,976
    13,732  Indian Petrochemicals Corp., Ltd.                             22,610
    62,332  Nan Ya Plastics Corp.                                         53,967
                                                                    ------------
                                                                    $    135,553
                                                                    ------------
            STEEL - 3.0%
    95,597  China Steel Corp., Ltd.                                 $     53,523
     8,100  Pohang Iron & Steel Co., Ltd. (A.D.R.)                       200,313
    21,100  Remgro Ltd.                                                  152,269
    14,700  Tata Iron and Steel Co., Ltd.                                 46,445
                                                                    ------------
                                                                    $    452,550
                                                                    ------------
            TOTAL MATERIALS                                         $  2,592,070
                                                                    ------------
            CAPITAL GOODS - 1.8%
            BUILDING PRODUCTS - 0.6%
     8,000  Daewoo Heavy Industries &
            Machinery Ltd.*                                         $     47,216
     1,600  Hanil Cement Co., Ltd.*                                       48,565
                                                                    ------------
                                                                    $     95,781
                                                                    ------------
            ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
    19,100  Bharat Heavy Electricals (Demat Shares)                 $     68,752
    32,800  Techtronic Industries Co.                                     31,124
                                                                    ------------
                                                                    $     99,876
                                                                    ------------
            INDUSTRIAL CONGLOMERATES - 0.5%
    30,000  China Resources Enterprise Ltd.                         $     26,543
   215,300  Glorious Sun Enterprises Ltd.                                 43,068
                                                                    ------------
                                                                    $     69,611
                                                                    ------------
            TOTAL CAPITAL GOODS                                     $    265,268
                                                                    ------------
            COMMERCIAL SERVICES & SUPPLIES - 1.0%
            DATA PROCESSING SERVICES - 0.3%
   164,400  Shinawatra Computer Co., Plc*                           $     38,862
                                                                    ------------
            DIVERSIFIED COMMERCIAL SERVICES - 0.7%
    20,007  Bidvest Group Ltd.                                      $    105,079
                                                                    ------------
            TOTAL COMMERCIAL SERVICES &
             SUPPLIES                                               $    143,941
                                                                    ------------
            TRANSPORTATION - 1.0%
            MARINE - 0.8%
    71,000  Evergreen Marine Corp.                                  $     44,260
    17,880  Hyundai Merchant Marine Co.*                                  27,889
    16,300  Samsung Heavy Industries Co., Ltd.*                           55,660
                                                                    ------------
                                                                    $    127,809
                                                                    ------------
            RAILROADS - 0.2%
    13,000  Malaysia International Shipping Bhd                     $     23,605
                                                                    ------------
            TOTAL TRANSPORTATION                                    $    151,414
                                                                    ------------
            AUTOMOBILES & COMPONENTS - 4.6%
            AUTO PARTS & EQUIPMENT - 0.5%
    26,300  Cycle & Carriage                                        $     51,549
     1,400  Hyundai Mobis*                                                25,732
                                                                    ------------
                                                                    $     77,281
                                                                    ------------
            AUTOMOBILE MANUFACTURERS - 4.1%
    16,000  Edaran Otomobile Nasional Bhd                           $     36,421
     4,930  Hyundai Heavy Industries                                      79,184
     4,800  Hyundai Motor Co. Ltd.*                                      112,306
     5,400  Kia Motors*                                                   40,066
 9,683,000  Koc Holdings AS                                              100,169
    12,200  Larsen & Toubro Ltd.                                          54,334
     3,000  Perusahaan Otomobl                                             6,947
   173,000  PT Astra Intl.*                                               60,888
    35,900  Sime Darby Bhd                                                46,859
    21,699  Tata Engineering & Locomotive Co.*                            73,016
                                                                    ------------
                                                                    $    610,190
                                                                    ------------
            TOTAL AUTOMOBILES & COMPONENTS                          $    687,471
                                                                    ------------
            CONSUMER DURABLES & APPAREL - 2.2%
            CONSUMER DURABLES & APPAREL - 0.3%
    17,100  Walmart de Mexico - Ser V*                              $     39,058
                                                                    ------------
            HOME FURNISHINGS - 0.5%
   232,297  Far Eastern Textile Ltd. (G.D.R.)                       $     79,108
                                                                    ------------
            LEISURE PRODUCTS - 1.1%
     2,995  Bajaj Auto Ltd. (Demat Shares)                          $     31,374
    26,000  Berjaya Sports Toto Bhd                                       22,305
    19,300  Hero Honda Motors Ltd. (Demat Shares)                        109,239
                                                                    ------------
                                                                    $    162,918
                                                                    ------------
            TEXTILES - 0.3%
    65,400  Texwinca Holdings Ltd.                                  $     48,640
                                                                    ------------
            TOTAL CONSUMER DURABLES & APPAREL                       $    329,724
                                                                    ------------
            HOTELS, RESTAURANTS & LEISURE - 0.9%
            HOTELS, RESORTS & CRUISE LINES - 0.6%
    15,003  Indian Hotels Co., Ltd.                                 $     59,324
    13,000  Resorts World Bhd                                             31,987
                                                                    ------------
                                                                    $     91,311
                                                                    ------------
            RESTAURANTS - 0.3%
    40,400  Kentucky Fried Chicken Bhd                              $     37,211
                                                                    ------------
            TOTAL HOTELS, RESTAURANTS & LEISURE                     $    128,522
                                                                    ------------
            MEDIA - 1.7%
            ADVERTISING - 0.3%
       500  Cheil Communications, Inc.                              $     39,248
                                                                    ------------
            BROADCASTING & CABLE TV - 0.4%
     2,000  Grupo Televisa SA (A.D.R.)*                             $     55,860
                                                                    ------------
            MEDIA - 0.3%
    26,400  Balaji Telefilms Ltd.                                   $     46,826
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
            MOVIES & ENTERTAINMENT - 0.4%
    27,200  Tanjong Plc                                             $     61,558
                                                                    ------------
            PUBLISHING - 0.3%
   290,000  Oriental Press Group                                    $     44,996
                                                                    ------------
            TOTAL MEDIA                                             $    248,488
                                                                    ------------
            RETAILING - 0.6%
            GENERAL MERCHANDISE STORES - 0.6%
   286,800  Global Green Technology Group                           $     44,131
       900  LG Home Shopping                                              52,359
                                                                    ------------
                                                                    $     96,490
                                                                    ------------
            TOTAL RETAILING                                         $     96,490
                                                                    ------------
            FOOD & DRUG RETAILING - 3.1%
            FOOD DISTRIBUTORS - 0.6%
     6,500  Compania Cervecerias Unidas SA*                         $     94,900
                                                                    ------------
            FOOD RETAIL - 2.5%
     3,900  Companhia Brasileira de Distribuicao
             Grupo Pao Acular                                       $     59,670
     1,280  Cheil Jedang Corp.                                            49,428
     4,400  Distribucion y Servicio D&A SA                                44,000
 6,895,200  Migros Turk T.A.S.                                            59,958
   137,000  People's Food Holdings Ltd.                                   58,444
    40,241  President Chain Store Corp.                                   60,971
   563,800  PT Indofood Sukses Makmur Tbk                                 37,797
                                                                    ------------
                                                                    $    370,268
                                                                    ------------
            TOTAL FOOD & DRUG RETAILING                             $    465,168
                                                                    ------------
            FOOD, BEVERAGE & TOBACCO - 4.1%
            DISTILLERS & VINTNERS - 1.4%
 1,439,000  Andalou Efes                                            $     20,064
     6,500  Companhia de Bebidas                                         101,140
    38,500  Grupo Modelo SA de CV                                         94,181
                                                                    ------------
                                                                    $    215,385
                                                                    ------------
            SOFT DRINKS - 2.0%
     7,800  Embotelladora Andina SA (A.D.R.)                        $     54,444
     3,500  Fomento Economico Mexicano, SA de CV                         127,470
    13,600  Fraser & Neave Ltd.                                           61,154
    12,000  Sermsuk Public Co. Ltd.                                       59,513
                                                                    ------------
                                                                    $    302,581
                                                                    ------------
            TOBACCO - 0.7%
     6,000  British American Tabacco (Malaysia)
            Bhd                                                     $     56,053
   108,000  PT Hanjaya Mandala Sampoerna Tbk                              44,648
                                                                    ------------
                                                                    $    100,701
                                                                    ------------
            TOTAL FOOD, BEVERAGE & TOBACCO                          $    618,667
                                                                    ------------
            HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
            HOUSEHOLD PRODUCTS - 1.5%
 5,916,040  Arcelik A.S.                                            $     46,122
     3,400  LG Household & Health Care Ltd.*                             107,786
    81,600  Steinhoff International Holdings Ltd.                         66,593
                                                                    ------------
                                                                    $    220,501
                                                                    ------------
            TOTAL HOUSEHOLD & PERSONAL
            PRODUCTS                                                $    220,501
                                                                    ------------
            PHARMACEUTICALS & BIOTECHNOLOGY - 1.6%
            BIOTECHNOLOGY - 0.4%
     3,200  Dr. Reddy's Laboratories (A.D.R.)                       $     61,856
                                                                    ------------
            PHARMACEUTICALS - 1.2%
     1,975  Gideon Richter Sons (G.D.R.)                            $    127,388
     4,160  Ranbaxy Laboratories Ltd.                                     51,469
                                                                    ------------
                                                                    $    178,857
                                                                    ------------
            TOTAL PHARMACEUTICALS &
            BIOTECHNOLOGY                                           $    240,713
                                                                    ------------
            BANKS - 9.2%
     8,744  Banco Bradesco SA*                                      $    130,286
     2,503  Banco Santiago*                                               46,631
    37,400  Bangkok Bank Ltd. (Foreign Shares)*                           52,005
     2,181  Bank Zachodni                                                 40,043
   134,964  Chinatrust Financial Holding Co., Ltd.*                      110,230
    50,000  Commerce Asset Holdings Bhd                                   42,632
     5,100  Commercial International Bank                                 29,752
    13,600  Coronation Holdings Ltd.                                      82,369
     8,000  Development Bank of Singapore Ltd.                            50,731
     9,100  HDFC Bank Ltd.*                                               41,562
     5,600  ICICI Bank Ltd. (A.D.R.)                                      36,400
     3,354  Kookmin Bank                                                 118,771
    45,900  Malayan Banking Bhd                                           89,384
     9,500  MISR International (144A)                                     14,013
    78,100  National Finance Public Co., Ltd.*                            26,787
     9,000  Overseas-Chinese Banking Corp., Ltd.                          50,068
   165,000  PT Bank Central Asia Tbk                                      46,089
    72,000  PT Lippo Bank (Certificate of Entitlement)*                        -
   871,100  PT Lippo Bank*                                                25,306
    40,250  Public Bank Berhad (Foreign)                                  27,539
     5,625  Shinhan Financial Group Co., Ltd.                             58,809
    50,000  Siam Commercial Bank Plc (Foreign
             Shares)*                                                     33,314
    11,800  State Bank of India                                           69,557
     2,900  State Bank of India (G.D.R.)                                  39,150
15,463,496  Turkiye Is Bankasi (Isbank)*                                  40,340
     7,900  Uniao de Bancos Brasileiros SA
            (Unibanco) (G.D.R.)                                           86,110
                                                                    ------------
                                                                    $  1,387,878
                                                                    ------------
            TOTAL BANKS                                             $  1,387,878
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
            DIVERSIFIED FINANCIALS - 4.1%
            DIVERSIFIED FINANCIAL SERVICES - 4.1%
 1,626,000  Alarko Holding AS                                       $     17,796
    60,500  Alexander Forbes Ltd.                                         98,394
    21,200  Bank of East Asia                                             36,291
         1  Chang Hwa Commercial Bank                                          -
   243,917  China Development Fianancial*                                 93,273
     8,140  Daewoo Securities Co.*                                        31,021
    48,300  Grupo Financiero Bancomer (B Shares)*                         36,665
17,222,333  Haci Omer Sabanci Holding AS*                                 44,928
     4,300  HDFC Bank Ltd.*                                               57,878
    22,000  Honk Kong Exchanges & Clearing Ltd.                           27,646
    11,060  Hyundai Securities Co.*                                       53,433
    37,600  Kiatnakin Finance Plc (Foreign Shares)*                       28,320
     2,800  LG Investment & Securities Co., Ltd.*                         31,398
     1,450  Samsung Securities Co., Ltd.*                                 35,026
   348,000  SM Prime Holdings                                             30,964
                                                                    ------------
                                                                    $    623,033
                                                                    ------------
            TOTAL DIVERSIFIED FINANCIALS                            $    623,033
                                                                    ------------
            INSURANCE - 1.2%
            MULTI-LINE INSURANCE - 0.3%
       900  Samsung Fire & Marine Insurance*                        $     49,172
                                                                    ------------
            PROPERTY & CASUALTY INSURANCE - 0.9%
   123,662  Cathay Financial Holdings Co.                           $    131,692
                                                                    ------------
            TOTAL INSURANCE                                         $    180,864
                                                                    ------------
            REAL ESTATE - 0.5%
            REAL ESTATE INVESTMENT TRUSTS - 0.3%
   244,100  New World China Land Ltd.                               $     40,378
                                                                    ------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
    13,000  Henderson Land Development                              $     39,007
                                                                    ------------
            TOTAL REAL ESTATE                                       $     79,385
                                                                    ------------
            SOFTWARE & SERVICES - 1.2%
            APPLICATION SOFTWARE - 1.2%
     2,200  Check Point Software Technologies Ltd.*                 $     28,534
     1,050  Infosys Technologies Ltd.                                    104,478
     3,800  Mastek Ltd. (Demat Shares)                                    42,596
       800  Satyam Computer Services Ltd.                                 10,280
                                                                    ------------
                                                                    $    185,888
                                                                    ------------
            TOTAL SOFTWARE & SERVICES                               $    185,888
                                                                    ------------
            TECHNOLOGY HARDWARE & DEVELOPMENT - 9.5%
            COMPUTER HARDWARE - 4.0%
    49,400  Compal Electronics                                      $     51,325
     1,980  Samsung Electronics Co.                                      524,194
    16,200  Synnex Technology International Corp.*                        24,545
                                                                    ------------
                                                                    $    600,064
                                                                    ------------
            COMPUTER STORAGE & PERIPHERALS - 0.2%
    22,000  Quanta Computer, Inc.                                   $     36,190
                                                                    ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.3%
    23,000  Asustek Computer, Inc.                                  $     40,491
     5,400  Elbit Systems Ltd.                                            86,194
    32,150  Elec & Eltek Intl. Co., Ltd.                                  57,870
     3,750  L.G. Electronics                                              42,368
     1,150  LG Electronics, Inc.*                                         40,045
    87,000  Phoenixtec Power Co., Ltd.                                    66,035
    31,100  United Microeclectronics (A.D.R.)*                           104,496
   116,000  Varitronix International Ltd.                                 64,704
                                                                    ------------
                                                                    $    502,203
                                                                    ------------
            SEMICONDUCTORS - 1.5%
    24,500  Hon Hai Precision Industry                              $     84,848
   109,000  Taiwan Semiconductor Manufacturing Co.*                      134,009
                                                                    ------------
                                                                    $    218,857
                                                                    ------------
            TELECOMMUNICATIONS EQUIPMENT - 0.5%
     6,300  Empresa Nacional De Telecom                             $     27,553
     1,300  Samsung Electro Mechanics Co., Ltd.*                          47,679
                                                                    ------------
                                                                    $     75,232
                                                                    ------------
            TOTAL TECHNOLOGY HARDWARE & DEVELOPMENT                 $  1,432,546
                                                                    ------------
            TELECOMMUNICATION SERVICES - 13.3%
            INTEGRATED TELECOMMUNICATION SERVICES - 8.0%
    61,500  Asia Satellite Telecommunications
            Holdings Ltd.                                           $     72,158
     2,800  Brasil Telecom Participacoes SA*                              70,700
     3,400  Compania Anonima Nacional Telefonos
             de Venezuela                                                 42,840
     3,800  Compania de Telephonos de Chile SA (A.D.R.)                   36,442
     5,700  KT Corp.*                                                    122,835
    17,100  Mahanagar Telephone Nigam Ltd.                                67,545
    11,900  PT Indosat Indonesian Satellite Corp.                        127,925
     3,500  SPT Telecom AS*                                               28,482
    12,100  Tele Centro Oeste Celular Participacoes SA*                   48,400
   171,000  TelecomAsia Corp. Public Co., Ltd.*                           18,229
    15,500  Telefonos de Mexico SA                                       495,690
     9,440  Telekomunik Indonesia SP (A.D.R.)                             80,146
                                                                    ------------
                                                                    $  1,211,392
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

SHARES                                                                     VALUE
            WIRELESS TELECOMMUNICATION SERVICES - 5.3%
   119,900  Advanced Service Co., Ltd. (Foreign Shares)             $     99,338
    10,700  Alumax, Inc.                                                 153,652
     8,400  China Mobile (Hong Kong) Ltd. (A.D.R.)*                      101,472
    14,200  China Mobile Ltd.*                                            33,777
     3,500  Mobinil-Egyptian Mobile Services*                             23,359
    10,137  SK Telecom Co., Ltd.*                                        216,425
    46,700  Smartone Telecommunications                                   52,098
   147,100  United Communication Industry
             Public Co., Ltd.*                                            42,954
    36,000  Venfin Ltd.*                                                  73,910
                                                                    ------------
                                                                    $    796,985
                                                                    ------------
            TOTAL TELECOMMUNICATION SERVICES                        $  2,008,377
                                                                    ------------
            UTILITIES - 2.5%
            ELECTRIC UTILITIES - 1.6%
    10,200  Companhia Paranaense de Energia
            (A.D.R.)                                                $     31,379
     4,200  Korea Electric Power Corp.                                    64,626
    11,860  Unified Energy System (G.D.R.)*                              151,746
                                                                    ------------
                                                                    $    247,751
                                                                    ------------
            GAS UTILITIES - 0.7%
     3,700  Gazprom (A.D.R.)*                                       $     43,660
   298,000  PetroChina Company Ltd.                                       59,229
                                                                    ------------
                                                                    $    102,889
                                                                    ------------
            WATER UTILITIES - 0.2%
     5,300  Cia Saneamento Basic de Estado de
            Sao Paulo                                               $     34,185
                                                                    ------------
            TOTAL UTILITIES                                         $    384,825
                                                                    ------------
            CAPITAL GOODS - 0.2%
            METAL FABRICATORS - 0.2%
     1,900  Korea Zinc Co.*                                         $     28,868
                                                                    ------------
            TOTAL CAPITAL GOODS                                     $     28,868
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $13,741,013)                                      $ 13,952,577
                                                                    ------------
            RIGHTS/WARRANTS - 0.0%

            TELECOMMUNICATION SERVICES - 0.0%
            INTEGRATED TELECOMMUNICATION SERVICES - 0.0%
    32,210  Telecomasia*                                            $          -
                                                                    ------------
            TOTAL TELECOMMUNICATION SERVICES                        $          -
                                                                    ------------
            TOTAL RIGHTS/WARRANTS
            (Cost $9,587)                                           $          -
                                                                    ------------
            TOTAL INVESTMENT IN SECURITIES
            (Cost $14,180,540)                                      $ 14,423,236
                                                                    ------------

PRINCIPAL
AMOUNT                                                                     VALUE
            TEMPORARY CASH INVESTMENT - 4.3%
            SECURITY LENDING COLLATERAL - 4.3%
$652,911    Securities Investment Lending Fund,
            1.33%                                                   $    652,911
                                                                    ------------
            TOTAL TEMPORARY CASH
            INVESTMENT
            (Cost $652,911)                                         $    652,911
                                                                    ------------
            TOTAL INVESTMENT IN SECURITIES
            AND TEMPORARY CASH
            INVESTMENT - 100%
            (Cost $14,883,451)(a)                                   $ 15,076,147
                                                                    ============

*    Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2002, the value of these securities amounted to $259,609 or 1.8% of total net assets.
(a) Distributions of investments by country of issue, as a percentage of total equity holdings, is as follows:

     South Korea                          18.6%
     South Africa                         11.5
     Brazil                               10.3
     India                                 9.9
     Taiwan                                9.0
     Mexico                                7.0
     Hong Kong                             4.1
     Russia                                3.7
     Malaysia                              3.3
     Thailand                              3.3
     Indonesia                             2.9
     Turkey                                2.9
     Peoples Republic Of China             2.7
     Singapore                             2.3
     Chile                                 2.0
     Hungary                               1.4
     Poland                                1.1
     Peru                                  1.0
     Other (Individually less than 1%)     3.0
                                         -----
                                         100.0%
                                         =====

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS


                                                                                  YEAR            YEAR           5/1/00
                                                                                  ENDED           ENDED            TO
CLASS II (a)                                                                    12/31/02        12/31/01        12/31/00

Net asset value, beginning of period                                          $      11.19    $      12.08    $      18.02
                                                                              ------------    ------------    ------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                               $       0.02    $       0.09    $      (0.02)
   Net realized and unrealized gain (loss) on investments and foreign
    currency transactions                                                            (0.17)          (0.98)          (5.59)
                                                                              ------------    ------------    ------------
    Net increase (decrease) from investment operations                        $      (0.15)   $      (0.89)   $      (5.61)
Distributions to shareowners:
   Net investment income                                                             (0.06)             --              --
   Net realized gain                                                                    --              --           (0.33)
                                                                              ------------    ------------    ------------
Net increase (decrease) in net asset value                                    $      (0.21)   $      (0.89)   $      (5.94)
                                                                              ------------    ------------    ------------
Net asset value, end of period                                                $      10.98    $      11.19    $      12.08
                                                                              ============    ============    ============
Total return*                                                                        (1.42%)         (7.37%)        (31.65%)
Ratio of net expenses to average net assets+                                          1.99%           1.90%           2.11%**
Ratio of net investment income to average net assets+                                 0.28%           1.05%          (0.73%)**
Portfolio turnover rate                                                                124%            175%            156%**
Net assets, end of period (in thousands)                                      $      8,852    $      7,861    $      5,819
Ratios with no waiver of management fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:
   Net expenses                                                                       3.11%           4.12%           4.47%**
   Net investment income (loss)                                                      (0.84%)         (1.17%)         (3.09%)**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                       1.99%           1.90%           2.09%**
   Net investment income (loss)                                                       0.28%           1.05%          (0.71%)**

(a) Class II shares were first publicly offered May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 12/31/02

ASSETS:
  Investment in securities, at value and temporary cash investments, at amortized cost (cost $14,883,451)   $ 15,076,147
  Cash                                                                                                           404,578
  Foreign currencies, at value (cost $54,633)                                                                     54,624
  Receivables -
   Investment securities sold                                                                                     50,910
   Dividends, interest, tax reclaims and foreign taxes withheld                                                   68,602
   Other                                                                                                             256
                                                                                                            ------------
      Total assets                                                                                          $ 15,655,117
                                                                                                            ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                                                          $    111,190
   Fund shares repurchased                                                                                        71,550
   Dividends                                                                                                         703
   Upon return of securities loaned                                                                              652,911
   Forward foreign currency portfolio hedge contracts, net                                                             9
  Due to affiliates                                                                                               19,384
  Accrued expenses                                                                                                61,050
                                                                                                            ------------
      Total liabilities                                                                                     $    916,797
                                                                                                            ------------
NET ASSETS:
  Paid-in capital                                                                                           $ 23,830,374
  Accumulated undistributed net investment income                                                                 55,545
  Accumulated net realized loss                                                                               (9,340,565)
  Net unrealized gain (loss) on:
   Investments                                                                                                   192,696
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                               270
                                                                                                            ------------
      Total net assets                                                                                      $ 14,738,320
                                                                                                            ------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                                                $  5,886,278
  Shares outstanding                                                                                             533,582
                                                                                                            ============
  Net asset value per share                                                                                 $      11.03
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                                                $  8,852,042
  Shares outstanding                                                                                             806,352
                                                                                                            ============
  Net asset value per share                                                                                 $      10.98

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS

                                                                                                             YEAR ENDED
                                                                                                              12/31/02
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $48,502)                                                      $    371,940
  Interest (net of foreign taxes withheld of $13)                                                                  4,040
  Income on securities loaned, net                                                                                 2,102
                                                                                                            ------------
      Total investment income                                                                               $    378,082
                                                                                                            ------------

EXPENSES:
  Management fees                                                                                           $    186,966
  Transfer agent fees                                                                                              2,938
  Distribution fees (Class II)                                                                                    21,209
  Administrative fees                                                                                             37,500
  Custodian fees                                                                                                 164,486
  Professional fees                                                                                               50,866
  Printing                                                                                                        18,389
  Fees and expenses of nonaffiliated trustees                                                                      2,453
  Miscellaneous                                                                                                    3,275
                                                                                                            ------------
     Total expenses                                                                                         $    488,082
     Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                                                    (182,830)
                                                                                                            ------------
     Net expenses                                                                                           $    305,252
                                                                                                            ------------
      Net investment income (loss)                                                                          $     72,830
                                                                                                            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, AND FOREIGN CURRENCY
TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                                              $   (855,708)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                           (23,262)
                                                                                                            ------------
                                                                                                            $   (878,970)
                                                                                                            ------------
  Change in net unrealized gain or loss from:
   Investments                                                                                              $    210,640
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                             9,425
                                                                                                            ------------
                                                                                                            $    220,065
                                                                                                            ------------
  Net gain (loss) on investments, and foreign currency transactions                                         $   (658,905)
                                                                                                            ============
  Net increase (decrease) in net assets resulting from operations                                           $   (586,075)
                                                                                                            ============

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            YEAR            YEAR
                                                                            ENDED           ENDED
                                                                          12/31/02         12/31/01
FROM OPERATIONS:
Net investment income (loss)                                             $     72,830    $    175,830
Net realized gain (loss) on investments                                      (878,970)     (4,579,971)
Change in net unrealized gain or loss
   on investments, and foreign currency transactions                          220,065       3,179,092
                                                                         ------------    ------------
     Net increase (decrease) in net assets
       resulting from operations                                         $   (586,075)     (1,225,049)
                                                                         ------------    ------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                               $    (59,364)   $          -
   Class II                                                                   (40,352)              -
                                                                         ------------    ------------
     Total distributions to shareowners                                  $    (99,716)   $          -
                                                                         ------------    ------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $ 10,385,105    $ 11,680,929
Reinvestment of distributions                                                  99,013               -
Cost of shares repurchased                                                 (9,817,734)    (10,962,545)
                                                                         ------------    ------------
     Net increase (decrease) in net assets
       resulting from fund share transactions                            $    666,384    $    718,384
                                                                         ------------    ------------
     Net increase (decrease) in net assets                               $    (19,407)   $   (506,665)
                                                                         ------------    ------------

NET ASSETS:
Beginning of period                                                        14,757,727      15,264,392
                                                                         ------------    ------------
End of period                                                            $ 14,738,320    $ 14,757,727
                                                                         ============    ============
Accumulated undistributed net investment income (loss),
   end of period                                                         $     55,545    $     98,043
                                                                         ============    ============

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 12/31/02

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio)
    (Formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid-Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity-Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio)
    (liquidated as of close of business on January 24, 2003)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
    (formerly Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Emerging Markets VCT Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in certain foreign countries, such as India, and the Portfolio may be unable to sell portfolio securities until the registration process is completed.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of December 31, 2002, the Portfolio had no outstanding portfolio or settlement hedges.

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2002, the no such taxes were paid.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding year of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding year of such investments and the related tax rates and other such factors. As of December 31, 2002, the Portfolio had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Emerging Markets VCT Portfolio had a capital loss carryforward of $8,383,090 which will expire between 2008 and 2010.

   The Portfolio elected to defer $218,701 in capital losses recognized between November 1, 2002 and December 31, 2002 to their fiscal year ending December 31, 2003.

   At December 31, 2002, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the portfolios' capital accounts on a tax basis.

                                                   ACCUMULATED NET           ACCUMULATED
                                                     INVESTMENT            REALIZED GAIN/
PORTFOLIO                                            INCOME/LOSS                LOSS            PAID-IN CAPITAL
---------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                          $  (15,612)               $  15,612              $  --

   The following shows the tax character of distributions paid during the years ended December 31, 2001 and December 31, 2002 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2002. These amounts do not include the capital loss carryforwards detailed above.

                                                                           PIONEER
                                                                     EMERGING MARKETS
                                                                       VCT PORTFOLIO
                                                     2002                                             2001
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                                   $   99,716                                         $       -
Long-term capital gain                                     -                                                 -
                                                  ------------------------------------------------------------
                                                  $   99,716                                         $       -
Return of capital                                          -                                                 -
                                                  ------------------------------------------------------------
   Total distributions                            $   99,716                                         $       -
                                                  ============================================================
DISTRIBUTABLE EARNINGS
   (ACCUMULATED LOSSES):
Undistributed ordinary income                     $   86,208                                         $  99,384
Undistributed long-term gain                               -                                                 -
Unrealized appreciation (depreciation)              (576,471)                                         (910,579)
                                                  ------------------------------------------------------------
   Total                                          $ (490,263)                                        $(811,195)
                                                  ============================================================

E. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $1,020,781 in commissions on the sale of trust shares for the year ended December 31, 2002. Distributions to shareowners are recorded on the ex-dividend date.

F. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian. As of December 31, 2002, the Portfolio loaned securities having a fair value of $613,853 and received collateral of $652,911.

G. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 1.15% of the Portfolios' average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of the Fund-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2002, there was $17,051 payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $232 in transfer agent fees payable to PIMSS at December 31, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $2,101 payable to PFD at December 31, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                  GROSS               GROSS              NET APPRECIATION/
                                       TAX COST                APPRECIATION         DEPRECIATION          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio            $ 15,652,889             $ 1,107,852         $ (1,684,593)           $ (576,741)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2002, were $20,633,733 and $18,857,133, respectively.

7. CAPITAL SHARES

At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            '02 SHARES     '02 AMOUNT     '01 SHARES     '01 AMOUNT
---------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
CLASS I:
Shares sold                                    379,032    $ 4,494,546        253,204    $ 2,885,183
Reinvestment of distributions                    4,888         58,661              -              -
Shares repurchased                            (464,371)    (5,189,233)      (419,620)    (4,818,588)
                                              -----------------------------------------------------
  Net increase (decrease)                      (80,451)   $  (636,026)      (166,416)   $(1,933,405)
                                              -----------------------------------------------------
CLASS II:
Shares sold                                    496,055    $ 5,890,559        776,451    $ 8,795,746
Reinvestment of distributions                    3,374         40,352              -              -
Shares repurchased                            (395,832)    (4,628,501)      (555,217)    (6,143,957)
                                              -----------------------------------------------------
  Net increase (decrease)                      103,597    $ 1,302,410        221,234    $ 2,651,789
                                              -----------------------------------------------------

8. CHANGE IN INDEPENDENT AUDITORS

On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Trust. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Trust for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. The Trust, with the approval of its Board of Trustees and Audit Committee, engaged Ernst & Young LLP as independent auditors as of May 4, 2002.

PIONEER EMERGING MARKETS VCT PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS TRUST AND
THE CLASS II SHAREOWNERS OF PIONEER EMERGING MARKETS VCT PORTFOLIO:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Emerging Markets VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust (the Trust) as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001 and the financial highlights for each of the two years in the period then ended were audited by other auditors who have ceased operations and whose report dated February 8, 2002 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Emerging Markets VCT Portfolio of Pioneer Variable Contracts Trust at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                      /s/ Ernst & Young LLP


Boston, Massachusetts
February 10, 2003

PIONEER VARIABLE CONTRACTS TRUST

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT AUDITORS
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The fund's statement of additional information provides more detailed information regarding the fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

                           POSITION HELD           TERM OF OFFICE AND           PRINCIPAL OCCUPATION            OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS      WITH THE FUND           LENGTH OF SERVICE            DURING PAST FIVE YEARS          HELD BY THIS TRUSTEE
John F. Cogan, Jr. (76)*   Chairman of the Board,  Trustee since 1994. Serves   Deputy Chairman and a Director  Director of Harbor
                           Trustee and President   until retirement or removal. of Pioneer Global Asset         Global Company, Ltd.
                                                                                Management S.p.A. ("PGAM");
                                                                                Non-Executive Chairman and a
                                                                                Director of Pioneer Investment
                                                                                Management USA Inc.
                                                                                ("PIM-USA"); Chairman and a
                                                                                Director of Pioneer and the
                                                                                various Momentum Funds;
                                                                                Director, Pioneer Alternative
                                                                                Investments; Director and
                                                                                Chairman of the Supervisory
                                                                                Board of Pioneer Czech
                                                                                Investment Company, a.s.;
                                                                                President of all of the
                                                                                Pioneer Funds; and Of Counsel
                                                                                (since 2000, partner prior to
                                                                                2000), Hale and Dorr LLP
                                                                                (counsel to PIM-USA and the
                                                                                Pioneer Funds)

Daniel T. Geraci (45)**    Trustee and Executive   Trustee since October, 2001. Director and CEO-US of PGAM     None
                           Vice President          Serves until retirement      since November 2001; Director,
                                                   or removal.                  Chief Executive Officer and
                                                                                President of PIM-USA since
                                                                                October 2001; Director of
                                                                                Pioneer Investment Management
                                                                                Shareholder Services, Inc.
                                                                                ("PIMSS") since October 2001;
                                                                                President and a Director of
                                                                                Pioneer and Pioneer Funds
                                                                                Distributor, Inc. ("PFD")
                                                                                (Chairman) since October 2001;
                                                                                Executive Vice President of
                                                                                all of the Pioneer Funds since
                                                                                October 2001; President of
                                                                                Fidelity Private Wealth
                                                                                Management Group from 2000
                                                                                through October 2001; and
                                                                                Executive Vice
                                                                                President-Distribution and
                                                                                Marketing of Fidelity
                                                                                Investments Institutional
                                                                                Services and Fidelity
                                                                                Investments Canada Ltd. prior
                                                                                to 2000

*Mr. Cogan is an interested trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the fund's investment adviser and certain of its affiliates.

INDEPENDENT TRUSTEES


                             POSITION HELD     TERM OF OFFICE AND           PRINCIPAL OCCUPATION           OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS        WITH THE FUND     LENGTH OF SERVICE            DURING PAST FIVE YEARS         HELD BY THIS TRUSTEE
Mary K. Bush (54)            Trustee           Trustee since September,     President, Bush International  Director and/or Trustee
3509 Woodbine Street,                          2000. Serves until           (international financial       of Brady Corporation
Chevy Chase, MD 20815                          retirement or removal.       advisory firm)                 (industrial
                                                                                                           identification and
                                                                                                           specialty coated material
                                                                                                           products manufacturer),
                                                                                                           Mortgage Guaranty
                                                                                                           Insurance Corporation,
                                                                                                           R.J. Reynolds Tobacco
                                                                                                           Holdings, Inc. (tobacco)
                                                                                                           and Student Loan
                                                                                                           Marketing Association
                                                                                                           (secondary marketing of
                                                                                                           student loans)

Richard H. Egdahl, M.D.(76)  Trustee           Trustee since 1995. Serves   Alexander Graham Bell          None
Boston University Healthcare                   until retirement or removal. Professor of Health Care
Entrepreneurship Program,                                                   Entrepreneurship, Boston
53 Bay State Road,                                                          University; Professor of
Boston, MA 02215                                                            Management, Boston
                                                                            University School of
                                                                            Management; Professor of
                                                                            Public Health, Boston
                                                                            University School of
                                                                            Public Health; Professor
                                                                            of Surgery, Boston
                                                                            University School of
                                                                            Medicine; and University
                                                                            Professor, Boston
                                                                            University

Margaret B.W. Graham (55)    Trustee           Trustee since September,     Founding Director, The         None
1001 Sherbrooke                                2000. Serves until           Winthrop Group, Inc.
Street West,                                   retirement or removal.       (consulting firm);
Montreal, Quebec, Canada                                                    Professor of Management,
                                                                            Faculty of Management,
                                                                            McGill University

Marguerite A. Piret (54)     Trustee           Trustee since 1995. Serves   President and Chief Executive  None
One Boston Place,                              until retirement or removal. Officer, Newbury, Piret &
28th Floor,                                                                 Company, Inc.
Boston, MA 02108                                                            (investment banking firm)

Stephen K. West (74)         Trustee           Trustee since 1999. Serves   Senior Counsel, Sullivan &     Director, The Swiss
125 Broad Street,                              until retirement or removal. Cromwell (law firm)            Helvetia Fund, Inc.
New York, NY 10004                                                                                         (closed-end investment
                                                                                                           company) and AMVESCAP PLC
                                                                                                           (investment managers)

John Winthrop (66)           Trustee           Trustee since September,     President, John Winthrop       None
One North Adgers Wharf,                        2000. Serves until           & Co., Inc. (private
Charleston, SC 29401                           retirement or removal.       investment firm)

FUND OFFICERS


                            POSITION HELD      TERM OF OFFICE AND           PRINCIPAL OCCUPATION           OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS       WITH THE FUND      LENGTH OF SERVICE            DURING PAST FIVE YEARS         HELD BY THIS TRUSTEE
Joseph P. Barri (56)        Secretary          Since 1994. Serves at the    Partner, Hale and Dorr         None
                                               discretion of Board          LLP; Secretary of all of
                                                                            the Pioneer Funds

Dorothy E. Bourassa (55)    Assistant          Since November, 2000.        Secretary of PIM-USA;          None
                            Secretary          Serves at the discretion     Senior Vice
                                               of Board                     President-Legal of
                                                                            Pioneer; and
                                                                            Secretary/Clerk of most
                                                                            of PIM-USA's subsidiaries
                                                                            since October 2000;
                                                                            Assistant Secretary of
                                                                            all of the Pioneer Funds
                                                                            since November 2000;
                                                                            Senior Counsel, Assistant
                                                                            Vice President and
                                                                            Director of Compliance of
                                                                            PIM-USA from April 1998
                                                                            through October 2000;
                                                                            Vice President and
                                                                            Assistant General
                                                                            Counsel, First Union
                                                                            Corporation from December
                                                                            1996 through March 1998

Vincent Nave (57)           Treasurer          Since November, 2000.        Vice President-Fund            None
                                               Serves at the discretion     Accounting,
                                               of Board                     Administration and
                                                                            Custody Services of
                                                                            Pioneer (Manager from
                                                                            September 1996 to
                                                                            February 1999); and
                                                                            Treasurer of all of the
                                                                            Pioneer Funds (Assistant
                                                                            Treasurer from June 1999
                                                                            to November 2000)

Luis I. Presutti (37)       Assistant          Since November, 2000.        Assistant Vice                 None
                            Treasurer          Serves at the discretion     President-Fund
                                               of Board                     Accounting,
                                                                            Administration and
                                                                            Custody Services of
                                                                            Pioneer (Fund Accounting
                                                                            Manager from 1994 to
                                                                            1999); and Assistant
                                                                            Treasurer of all of the
                                                                            Pioneer Funds since
                                                                            November 2000

Gary Sullivan (44)          Assistant          Since May, 2002. Serves      Fund Accounting                None
                            Treasurer          at the discretion of         Manager-Fund Accounting,
                                               Board                        Administration and
                                                                            Custody Services of
                                                                            Pioneer; and Assistant
                                                                            Treasurer of all of the
                                                                            Pioneer Funds since May
                                                                            2002

Alan Janson (31)            Assistant          Since July, 2002. Serves     Manager, Valuation Risk        None
                            Treasurer          at the discretion of         and Information
                                               Board                        Technology-Fund
                                                                            Accounting,
                                                                            Administration and
                                                                            Custody Services of
                                                                            Pioneer since March 2002;
                                                                            and Assistant Treasurer
                                                                            of all of the Pioneer
                                                                            Funds since July 2002.
                                                                            Manager, Valuation Risk
                                                                            and Performance Reporting
                                                                            of Pioneer from June 2000
                                                                            to February 2002; Member
                                                                            of Pioneer Pricing Group
                                                                            from 1996 to 2000
                                                                            (promoted to Manager in 1998)

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   12734-00-0203